Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net earnings from continuing operations	$ 101,705	$ 68,586
Adjustments and items not affecting cash:
Depreciation and amortization	256,775	147,748
Deferred taxes	65,910	21,380
Unrealized loss (gain) on derivative financial instruments	1,466	(13,910)
Share-based compensation expense	8,292	4,485
Cost of equity funds used for construction purposes	(2,335)	(2,100)
Pension and post-employment contributions in excess of expense	(20,687)	(10,179)
Non-cash revenue and other income	0	(7,898)
Distributions received from equity investments, net of income	2,420	485
Write-down of long-lived assets	740	4,731
Changes in non-cash operating items (note 24)	(85,011)	16,146
Net Cash Provided by (Used in) Operating Activities, Total	329,275	229,474
Financing Activities
Increase in long-term debt	1,386,743	1,771,051
Decrease in long-term debt	(2,365,805)	(51,678)
Issuance of convertible debentures, net of costs	571,642	266,889
Cash dividends on common shares	(127,530)	(88,491)
Dividends on preferred shares	(8,020)	(7,933)
Contributions from non-controlling interests	248,229	9,990
Production-based cash contributions from non-controlling interest	7,930	6,857
Distributions to non-controlling interests	(3,186)	(3,263)
Issuance of common shares, net of costs	438,810	1,248
Proceeds from settlement of derivative assets	36,676	0
Proceeds from exercise of share options	9,563	14,215
Shares surrendered to fund withholding taxes on exercised share options	(3,310)	(4,020)
Increase in other long-term liabilities	25,448	4,894
Decrease in other long-term liabilities	(6,709)	(3,221)
Net Cash Provided by (Used in) Financing Activities, Total	210,481	1,916,538
Investing Activities
Decrease (increase) in restricted cash	1,497,756	(1,495,345)
Acquisitions of operating entities	(1,524,725)	(311,045)
Divestiture of operating entity	83,863	0
Additions to property, plant and equipment	(565,103)	(311,855)
Increase in other assets	(7,239)	(15,429)
Receipt of principal on notes receivable	0	239,970
Increase in long-term investments	(63,656)	(261,423)
Net Cash Provided by (Used in) Investing Activities, Total	(579,104)	(2,155,127)
Effect of exchange rate differences on cash	597	1,164
Decrease in cash and cash equivalents	(38,751)	(7,951)
Cash and cash equivalents, beginning of year	82,235	90,186
Cash and cash equivalents, end of year	43,484	82,235
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	166,773	99,836
Cash paid during the year for income taxes	8,633	9,955
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	112,959	108,960
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	38,724	27,193
Acquisition of equity investments in exchange for loan receivable and payable	1,813	19,601
Convertible Debentures [Member]
Non-cash financing and investing activities:
Issuance of common shares upon conversion of subscription receipts	846,271	0
Subscription receipts
Non-cash financing and investing activities:
Issuance of common shares upon conversion of subscription receipts	$ 0	$ 95,253